Related Party Transactions - Summary of Amounts Due to our Parent (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	$ 2,356	$ 3,050
Long-term lease liability	665	1,625
Short-term operating lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	$ 348	1,066
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term lease liability
Long-term lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Long-term lease liability	$ 0	0
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term lease liability
Short-Term borrowing with related party [Member] | Related Party [Member]
Schedule of related Party transactions due to our parent [Line Items]
4.6% Senior Notes with related party	$ 38,087	0
Long-Term borrowing with related party [Member] | Related Party [Member]
Schedule of related Party transactions due to our parent [Line Items]
4.6% Senior Notes with related party	0	39,454
A/P and accrued expenses [Member]
Schedule of related Party transactions due to our parent [Line Items]
Royalties and other expenses	201	315
Other non-current liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Accrued interest on 4.6% Senior Notes with related party	$ 8,449	$ 7,852